BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY - Gain of disposal of subsidiaries (Details) $ in Thousands, $ in Thousands	Jul. 12, 2022 HKD ($)	Jul. 12, 2022 USD ($)	Apr. 15, 2021 USD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 USD ($)
Business Acquisition [Line Items]
Other non-current assets			$ 31
Noncontrolling interest of the subsidiaries			$ 58,559
Loto Interactive
Business Acquisition [Line Items]
Cash and cash equivalents	$ 39,174	$ 4,990
Amounts due from related parties	422	54
Prepayments and other receivables	37,534	4,781
Property and equipment, net	24,443	3,114		$ 201,713	$ 25,946
Long-term investments	3,514	448
Other non-current assets	33,488	4,266		71,728	9,226
Accounts payable	(3,206)	(408)
Amounts due to related parties	(6,099)	(777)
Accrued payroll and welfare payable	(12,623)	(1,608)
Other current liabilities	(4,756)	(606)
Income tax payable	(3,278)	(418)
Other non-current liabilities	(800)	(102)
Net assets of the subsidiaries	107,813	13,734
Noncontrolling interest of the subsidiaries	(43,412)	(5,542)		$ 339,995	$ 43,732
Fair value of retained non-controlling interest in the subsidiaries	(13,497)	(1,719)
Net assets of the subsidiaries attributable to the Company	50,904	6,473
Reclassification of accumulated translation adjustment into gain on disposal	1,241	184
Consideration	78,308	9,997
Gain from disposal of subsidiaries	$ 26,163	$ 3,340